UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

December 31, 2013

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.3%
Sotheby’s Holdings Inc.	107,420	$5,714,744

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	669,980	26,913,097

Leisure Equipment & Products - 1.5%
Mattel Inc.	608,130	28,934,825

Media - 3.7%
Walt Disney Co.	968,150	73,966,660

Specialty Retail - 3.0%
Home Depot Inc.	739,180	60,864,081

Textiles, Apparel & Luxury Goods - 0.9%
Coach Inc.	327,030	18,356,194

TOTAL CONSUMER DISCRETIONARY		214,749,601

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.8%
Safeway Inc.	471,091	15,343,434

Food Products - 1.9%
Unilever PLC	921,750	37,884,549

TOTAL CONSUMER STAPLES		53,227,983

ENERGY - 14.0%
Energy Equipment & Services - 2.4%
Baker Hughes Inc.	217,340	12,010,209
Halliburton Co.	703,700	35,712,775

Total Energy Equipment & Services		47,722,984

Oil, Gas & Consumable Fuels - 11.6%
Chevron Corp.	531,270	66,360,936
Devon Energy Corp.	671,240	41,529,619
Exxon Mobil Corp.	392,100	39,680,520
Hess Corp.	455,330	37,792,390
Newfield Exploration Co.	330,120	8,130,855	*
Occidental Petroleum Corp.	295,780	28,128,678
Royal Dutch Shell PLC, ADR, Class B Shares	140,400	10,545,444

Total Oil, Gas & Consumable Fuels		232,168,442

TOTAL ENERGY		279,891,426

FINANCIALS - 29.7%
Capital Markets - 8.4%
BlackRock Inc.	109,800	34,748,406
Franklin Resources Inc.	482,910	27,878,394
Goldman Sachs Group Inc.	254,290	45,075,445
Greenhill & Co. Inc.	86,600	5,017,604
State Street Corp.	741,612	54,426,905

Total Capital Markets		167,146,754

Commercial Banks - 6.0%
First Republic Bank	393,980	20,624,853
KeyCorp	1,883,750	25,279,925
Regions Financial Corp.	3,048,224	30,146,935
U.S. Bancorp	1,110,010	44,844,404

Total Commercial Banks		120,896,117

Diversified Financial Services - 5.4%
Citigroup Inc.	934,320	48,687,415

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Diversified Financial Services - 5.4% (continued)
JPMorgan Chase & Co.	1,031,940	$60,347,851

Total Diversified Financial Services		109,035,266

Insurance - 6.6%
Allied World Assurance Co. Holdings AG	451,028	50,880,469
Axis Capital Holdings Ltd.	793,250	37,734,903
Chubb Corp.	440,310	42,547,155

Total Insurance		131,162,527

Real Estate Investment Trusts (REITs) - 2.1%
Pebblebrook Hotel Trust	710,675	21,860,363
Weyerhaeuser Co.	662,442	20,913,294

Total Real Estate Investment Trusts (REITs)		42,773,657

Real Estate Management & Development - 1.2%
Jones Lang LaSalle Inc.	229,140	23,461,645

TOTAL FINANCIALS		594,475,966

HEALTH CARE - 10.8%
Pharmaceuticals - 10.8%
GlaxoSmithKline PLC, ADR	418,750	22,357,063
Johnson & Johnson	572,260	52,413,293
Merck & Co. Inc.	1,276,740	63,900,837
Novartis AG, ADR	797,070	64,068,487
Teva Pharmaceutical Industries Ltd., ADR	351,500	14,088,120

TOTAL HEALTH CARE		216,827,800

INDUSTRIALS - 10.5%
Aerospace & Defense - 6.3%
Boeing Co.	404,430	55,200,651
Honeywell International Inc.	447,760	40,911,831
Raytheon Co.	323,840	29,372,288

Total Aerospace & Defense		125,484,770

Airlines - 0.3%
Alaska Air Group Inc.	81,470	5,977,454

Construction & Engineering - 1.6%
EMCOR Group Inc.	155,262	6,589,319
Fluor Corp.	201,550	16,182,450
Jacobs Engineering Group Inc.	135,090	8,509,319	*

Total Construction & Engineering		31,281,088

Industrial Conglomerates - 0.7%
General Electric Co.	542,100	15,195,063

Machinery - 1.6%
Joy Global Inc.	373,090	21,822,034
Stanley Black & Decker Inc.	119,200	9,618,248

Total Machinery		31,440,282

TOTAL INDUSTRIALS		209,378,657

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 3.0%
Cisco Systems Inc.	1,320,050	29,635,122
Plantronics Inc.	130,050	6,040,823
Telefonaktiebolaget LM Ericsson, ADR	1,903,080	23,293,699

Total Communications Equipment		58,969,644

Computers & Peripherals - 1.7%
Apple Inc.	61,950	34,760,765

Internet Software & Services - 1.0%
eBay Inc.	352,270	19,336,100	*

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials Inc.	861,010	$15,231,267
KLA-Tencor Corp.	354,320	22,839,467
Samsung Electronics Co., Ltd., GDR	33,300	21,744,900
Teradyne Inc.	1,167,330	20,568,355	*
Texas Instruments Inc.	519,260	22,800,706
Veeco Instruments Inc.	402,720	13,253,515	*

Total Semiconductors & Semiconductor Equipment		116,438,210

Software - 0.9%
Symantec Corp.	741,860	17,493,059

TOTAL INFORMATION TECHNOLOGY		246,997,778

MATERIALS - 3.8%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	336,330	21,851,360

Metals & Mining - 2.7%
BHP Billiton Ltd., ADR	328,360	22,394,152
Nucor Corp.	590,800	31,536,904

Total Metals & Mining		53,931,056

TOTAL MATERIALS		75,782,416

TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	708,010	24,893,631

Wireless Telecommunication Services - 3.1%
Vodafone Group PLC, ADR	1,597,422	62,794,659

TOTAL TELECOMMUNICATION SERVICES		87,688,290

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,209,426,392)		1,979,019,917

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 12/31/13 with RBS Securities Inc.; Proceeds at maturity - $9,266,005; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 1/15/23; Market value - $9,451,355)	0.010%	1/2/14	$9,266,000	9,266,000
Interest in $355,035,000 joint tri-party repurchase agreement dated 12/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $9,267,010; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 5/15/15 to 11/15/43; Market value - $9,481,999)	0.020%	1/2/14	9,267,000	9,267,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,533,000)				18,533,000

TOTAL INVESTMENTS - 100.0% (Cost - $1,227,959,392#)				1,997,552,917

Other Assets in Excess of Liabilities - 0.0%				911,457
TOTAL NET ASSETS — 100.0%				$1,998,464,374

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,979,019,917	—	—	$1,979,019,917

Short-term investments†	—	$18,533,000	—	18,533,000

Total investments	$1,979,019,917	$18,533,000	—	$1,997,552,917

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2013, securities valued at $59,629,449 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$772,658,239
Gross unrealized depreciation	(3,064,714)

Net unrealized appreciation	$769,593,525

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2014